Income Tax and Deferred Taxes - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Temporary differences associated with investments in subsidiaries and joint ventures			$ 1,318,288	$ 1,192,004	$ 1,191,145
Deferred tax asset not recognized for deductible temporary differences			$ 1,165,367	$ 1,175,636	$ 1,522,513
Enel X Way Chile S.p.A.
Disclosure Of Income Taxes [Line Items]
Ownership interest	62.46%	49.00%	62.46%	62.46%